Allianz Life Insurance Company of North America
1750 Hennepin Avenue
Minneapolis, MN  55403
(763) 765-6500

Jan 4, 2001

VIA EDGAR

---------

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street N.W.
Washington, D.C.  20549

     RE:     Allianz Life Variable Account B
             File Nos.  333-95729
             --------------------------------

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), we hereby certify that the Prospectus and Statement of Additional Information Supplements that would have been filed under Rule 497(c) do not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Life Insurance Company of North America


By:  /s/  Catherine L. Mielke
    --------------------------------
          Catherine L. Mielke